Investments and loan receivable (Tables)	12 Months Ended
Dec. 31, 2020
Investments and loan receivable
Schedule of investments and loan receivable

	At December 31,	At December 31,
	2020	2019
Equity investments	$195.6	$145.6
Loan receivable	37.1	34.6
Warrants	5.7	3.0
	$238.4	$183.2

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	2020	2019
Gain on change in the fair value of equity investments at FVTOCI	$50.5	$11.4
Tax expense in other comprehensive income	(6.7)	(1.5)
Gain on change in the fair value of equity investments at FVTOCI, net of tax	$43.8	$9.9